UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-03326
Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	January 31, 2006

Date of reporting period:	April 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments • April 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION	ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	U.S. Government Agency - Discount Notes (72.4%)
$480,858	Federal Home Loan Banks	2.71 - 3.19%	05/06/05 - 10/14/05	$478,795,924
158,162	Federal Home Loan Mortgage Corp.	2.34 - 3.12	05/03/05 - 08/08/05	157,768,498
123,647	Federal National Mortgage Assoc.	2.64 - 2.98	05/04/05 - 07/06/05	123,391,707

	Total U.S. Government Agency - Discount Notes (Cost $759,956,129)			759,956,129

	U.S. Government Agency - Floating Rate Notes (12.8%)
13,900	Federal Farm Credit Banks	2.91	02/21/06	13,901,117
120,000	Federal Home Loan Banks	2.70 - 2.90	07/15/05 - 05/10/06	119,964,192

	Total U.S. Government Agency - Floating Rate Notes (Cost $133,865,309)			133,865,309

	Repurchase Agreements (14.5%)
20,000	Banc of America Securities LLC (dated 04/26/05; proceeds $20,011,161) (a)	2.87	05/03/05	20,000,000
62,000	Goldman Sachs Group, Inc. (The) (dated 04/29/05; proceeds $62,015,345) (b)	2.97	05/02/05	62,000,000
15,000	Goldman Sachs Group, Inc. (The) (dated 04/27/05; proceeds $15,008,546) (c)	2.93	05/04/05	15,000,000
15,000	Goldman Sachs Group, Inc. (The) (dated 04/15/05; proceeds $15,024,588) (d)	2.81	05/06/05	15,000,000
25,000	Goldman Sachs Group, Inc. (The) (dated 04/07/05; proceeds $25,062,444) (e)	2.81	05/09/05	25,000,000
15,000	Goldman Sachs Group, Inc. (The) (dated 04/18/05; proceeds $15,024,938) (f)	2.85	05/09/05	15,000,000

	Total Repurchase Agreements (Cost $152,000,000)			152,000,000

	U.S. Government Obligation (0.7%)
7,000	U.S. Treasury Bill (Cost $6,970,229)	2.54	06/30/05	6,970,229

	Total Investments (Cost $1,052,791,667) (g)		100.4%	1,052,791,667

	Liabilities in Excess of Other Assets		(0.4)	(3,986,913)

	Net Assets		100.0%	$1,048,804,754

(a)                               Collateralized by Federal National Mortgage Assoc. 5.50% - 6.50% due 11/01/23 - 09/01/34 valued at $11,740,599 and Federal Mortgage Acceptance Corp. 5.50% - 6.00% due 04/01/16 - 11/01/17 valued at $8,579,822.

(b)                               Collateralized by Federal National Mortgage Assoc. 6.00%  due 02/01/34 valued at $134,031,933.

(c)                                Collateralized by Federal National Mortgage Assoc. 0.00% - 6.00% due 04/25/07 - 04/01/35 valued at $122,996,464; Federal Home Loan Banks 2.125% due 05/15/06 valued at $16,321,020 and U.S. Treasury Bond 10.375% due 11/15/12 valued at $16,426,957.

(d)                               Collateralized by Federal National Mortgage Assoc. 6.00% due 11/01/34 valued at $77,344,289.

(e)                                Collateralized by Federal National Mortgage Assoc. 0.00% - 3.00% due 02/17/06 - 12/15/06 valued at $11,341,418; Federal Home Loan Banks 1.30% - 5.50% due 04/13/05 - 06/26/18 valued at $53,188,154 and Federal Mortgage Acceptance Corp. 2.35% - 5.50% due 11/25/05 - 03/24/16 valued at $53,388,520.

(f)                                   Collateralized by Federal Mortgage Acceptance Corp. 5.00% due 11/01/17 valued at $87,602,249 and Federal National Mortgage Assoc. 6.00% due 09/01/34 valued at $22,799,924.

(g)                               Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005